Warranty Provision (Tables)	12 Months Ended
Mar. 31, 2015
Guarantees [Abstract]
Summary of Warranty Activity

The Company’s warranty activity during the fiscal years ended March 31, 2015, 2014 and 2013 is summarized below:

	Fiscal years ended
	March 31, 2015	March 31, 2014	March 31, 2013
	US$	US$	US$
Balance at beginning of fiscal year	869,734	403,627	729,528
Additional provision	173,500	485,229	—
Reversal of unutilized amounts	(172,234)	(19,122)	(325,901)

Balance at end of fiscal year	871,000	869,734	403,627